Segment Information - Supplemental Geographical Information Based on Location (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [line items]
Assets	¥ 19,349,164	¥ 18,958,123	¥ 18,229,294
Unallocated corporate assets [member]
Disclosure of geographical areas [line items]
Assets	¥ 519,780	¥ 530,809	¥ 451,387